3. Approval of financial statements	12 Months Ended
Dec. 31, 2020
Approval Of Financial Statements
Approval of financial statements
3.	Approval of financial statements
The approval and authorization for the issuance of these financial statements took place at the Board of Directors’ meeting held on March 24, 2021.